[KILPATRICK STOCKTON LLP LETTERHEAD]





July 30, 2008



Mr. Gregory Dundas
Senior Counsel
United States Securities
and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      Provident Bankshares Corporation
         Registration Statement on Form S-3
         File No. 333-151172

Dear Mr. Dundas:

         We submit this correspondence on behalf of Provident Bankshares Corporation (the "Corporation") and with respect to the above-referenced Registration Statement on Form S-3 (the "Registration Statement"). Pursuant to our conversations regarding comment number 4 contained in the staff's comment letter issued on June 3, 2008 relating to the Registration Statement, attached is correspondence from Wellington Management Company, LLP which supplements the Corporation's previous response to such comment.

                                   **********

         Please date stamp the enclosed copy of this letter and return it to the undersigned in the enclosed business reply envelope. If you have any questions about our responses or require any additional information, please do not hesitate to call the undersigned at 202-508-5852.


                                             Very truly yours,

                                             KILPATRICK STOCKTON LLP

                                             /s/ Edward G. Olifer
                                             --------------------
                                             Edward G. Olifer